Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income tax benefit—computed as 21% of pretax loss					$ (379,000)	$ (1,549,000)
Effect of noncontrolling interests and redeemable noncontrolling interests					1,823,000	880,000
Current tax at U.S. statutory rate, Amount					(1,736,000)	1,830,000
Change in valuation allowance, Amount					339,000	0
Effect of tax credits					(153,000)	(131,000)
Other					189,000	155,000
Total income tax provision/(benefit), Amount			$ 1,497,000	$ 881,000	$ 83,000	$ 1,185,000
Total income tax provision/(benefit), Percent of Pretax					(4.60%)	(16.10%)
CBRE Acquisition Holdings Inc [Member]
Current tax at U.S. statutory rate, Amount		$ (525,119)
Non-deductible Redeemable Warrants, Amount		463,013
Change in valuation allowance, Amount		62,106
Total income tax provision/(benefit), Amount	$ 0	$ 0	$ 0
Current tax at U.S. statutory rate, Percent of Pretax		21.00%
Non-deductible Redeemable Warrants, Percent of Pretax		(19.00%)
Change in valuation allowance, Percent of Pretax		(2.00%)
Total income tax provision/(benefit), Percent of Pretax	0.00%	0.00%	0.00%